Stock Options	12 Months Ended
Dec. 31, 2023
Stock Options
Stock Options

16.	Stock Options

The Board of Directors adopted the Trillion Energy International Inc. 2022 Long-Term Incentive Equity Plan (the “2022 Plan”) effective as of December 1, 2022. The 2022 Plan permits grants of stock options and restricted stock awards and other stock-based awards.

Under the 2022 Plan, the maximum number of shares of authorized stock that may be delivered is 10% of the total number of shares of common stock issued and outstanding of the Company as determined on the applicable date of grant of an award under the 2022 Plan. Under the 2022 Plan, the exercise price of each option shall be determined by the Board of Directors, subject to any applicable Exchange approval or rules, at the time any option or other stock-based award is granted. In no event shall such exercise price be lower than the exercise price permitted by the Exchange. The vesting schedule for each option or other stock-based award shall be specified by the Board of Directors at the time of grant, subject to any applicable Exchange approval or rules.

A continuity of the Company’s outstanding stock options for the years ended December 31, 2023, 2022 and 2021 is presented below:

	Number of options	Weighted average exercise price (CAD)
Outstanding, January 1, 2021	2,380,000	$0.70
Granted	90,000	2.00
Exercised	(782,000)	0.69
Expired	(30,000)	1.14
Cancelled	(130,000)	0.97
Outstanding, December 31, 2021	1,528,000	$0.79
Granted	1,442,000	1.86
Exercised	(669,000)	1.33
Expired	(1,000)	0.50
Outstanding, December 31, 2022	2,300,000	$1.27
Exercised	(440,000)	1.65
Expired	(240,000)	0.79
Outstanding, December 31, 2023	1,620,000	$1.24
Exercisable, December 31, 2023	1,620,000	$1.24

At December 31, 2023 the Company had the following outstanding stock options:

Outstanding	Exercise Price	Expiry Date	Vested
660,000	0.75 CAD	September 19, 2024	660,000
128,000	0.40 CAD	July 31, 2025	128,000
512,000	1.50 CAD	July 26, 2025	512,000
50,000	1.90 CAD	June 6, 2026	50,000
150,000	2.20 CAD	October 27, 2025	150,000
70,000	2.20 CAD	December 9, 2024	70,000
50,000	2.20 CAD	December 9, 2025	50,000
1,620,000			1,620,000

As at December 31, 2023, the weighted average remaining contractual life of outstanding stock options is 1.26 years (December 31, 2022 – 2.09 years and December 31, 2021 – 2.35 years).

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Restated Consolidated Financial Statements

For the years ended December 31, 2023, 2022, and 2021

(Expressed in U.S. dollars)

16.	Stock Options (continued)

For the year ended December 31, 2023, the Company recognized $118,202 (2022 - $1,421,267 and 2021 - $108,775) in stock-based compensation expense for options granted and vested. At December 31, 2023, the Company has $Nil (December 31, 2022 - $123,873 and December 31, 2021 - $Nil) in unrecognized compensation expense related to stock options.

No stock options were granted during the year ended December 31, 2023.

The fair values for stock options granted during the years ended December 31, 2022 and 2021 have been estimated using the Black-Scholes option pricing model using the following weighted average assumptions:

	2022	2021
Risk-free interest rate	0.29 – 3.76%	0.33 – 0.79%
Expected life (years)	2 – 5	3 – 5
Expected volatility	125 – 234%	245 – 257%
Dividend yield	0%	0%
Forfeiture rate	0%	0%
Weighted average fair value per share	$0.28	$0.24